Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Instruments
The net gain (loss) recognized in income on derivative instruments, net of the impact of offsetting positions, were as follows:

		Three Months Ended September 30,		Nine Months Ended September 30,
	Location of Gain/(Loss)	2016	2015	2016	2015
		(Dollars in millions)
Derivatives not designated as hedging instruments:
U.S. Treasury, swap and euro dollar futures	Net (loss) return on mortgage servicing rights	$4	$3	$8	$6
Interest rate swaps and swaptions	Net (loss) return on mortgage servicing rights	(7)	10	21	2
Mortgage backed securities forwards	Net (loss) return on mortgage servicing rights	2	2	15	2
Rate lock commitments and forward agency and loan sales	Net gain on loan sales	15	(24)	14	(4)
Rate lock commitments	Other noninterest income	—	1	1	(1)
Interest rate swaps	Other noninterest income	2	2	3	2
Total derivative (loss) gain		$16	$(6)	$62	$7

The net gains recognized in income on derivative instruments, net of the impact of offsetting positions, were as follows.

		For the Years Ended December 31,
	Location of Gain/(Loss)	2015	2014	2013
		(Dollars in millions)
Derivatives not designated as hedging instruments:
U.S. Treasury and euro dollar futures	Net return on mortgage servicing asset	$6	$18	$(37)
Mortgage backed securities forwards	Net return on mortgage servicing asset	1	8	(33)
Rate lock commitments and forward agency and loan sales	Net gain on loan sales	9	(12)	(42)
Rate lock commitments	Other noninterest income	(2)	—	—
Interest rate swaps	Other noninterest income	—	3	1
Total derivative (loss) gain		$14	$17	$(111)

Schedule of Derivative Instruments
The notional amount, estimated fair value and maturity of our derivative financial instruments were as follows:

	Notional Amount	Fair Value	Expiration Dates
	(Dollars in millions)
September 30, 2016
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances	$200	$3	2026
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$55	2023-2025
Derivatives not designated as hedging instruments:
Assets (2)
U.S. Treasury, swap and euro dollar futures	$5,450	$1	2016-2019
Mortgage backed securities forwards	1,317	2	2016
Rate lock commitments	6,357	63	2016
Interest rate swaps and swaptions	2,273	53	2016-2046
Total derivative assets	$15,397	$119
Liabilities (1)
U.S. Treasury, swap and euro dollar futures	$635	$—	2019-2020
Mortgage backed securities forwards	5,849	24	2016
Rate lock commitments	87	—	2016
Interest rate swaps	558	17	2016-2026
Total derivative liabilities	$7,129	$41
December 31, 2015
Derivatives designated as hedging instruments:
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$4	2023-2025
Derivatives not designated as hedging instruments:
Assets (2)
U.S. Treasury, swap and euro dollar futures	$1,892	$—	2016-2019
Mortgage backed securities forwards	1,931	7	2016
Rate lock commitments	3,593	26	2016
Interest rate swaps and swaptions	1,554	25	2016-2035
Total derivative assets	$8,970	$58
Liabilities (1)
U.S. Treasury, swap and euro dollar futures	$768	$1	2016-2019
Mortgage backed securities forwards	2,655	6	2016
Rate lock commitments	168	—	2016
Interest rate swaps	422	7	2016-2025
Total derivative liabilities	$4,013	$14

(1)	Derivative liabilities are included in other liabilities on the Consolidated Statements of Financial Condition.

(2)	Derivative assets are included in other assets on the Consolidated Statements of Financial Condition.

The Company had the following derivative financial instruments.

	December 31, 2015
	Notional Amount	Fair Value	Expiration Dates
	(Dollars in millions)
Derivatives designated as hedging instruments:
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$4	2023-2025
Derivatives not designated as hedging instruments:
Assets
U.S. Treasury and euro dollar futures	$1,892	$—	2016-2019
Mortgage backed securities forwards	1,931	7	2016
Rate lock commitments	3,593	26	2016
Interest rate swaps and swaptions	1,554	25	2016-2035
Total derivative assets	$8,970	$58
Liabilities
U.S. Treasury and euro dollar futures	$768	$1	2016-2019
Mortgage backed securities forwards	2,655	6	2016
Rate lock commitments	168	—	2016
Interest rate swaps	422	7	2016-2025
Total derivative liabilities	$4,013	$14

	December 31, 2014
	Notional Amount	Fair Value	Expiration Dates
Derivatives not designated as hedging instruments:
Assets
U.S. Treasury and euro dollar futures	$2,530	$7	2015-2020
Mortgage backed securities forward	355	2	2015
Rate lock commitments	2,604	31	2015
Interest rate swaps	355	6	2015-2021
Total derivative assets	$5,844	$46
Liabilities
U.S. Treasury and euro dollar futures	$687	$1	2015-2020
Rate lock commitments	22	—	2015
Mortgage backed securities forwards	2,789	13	2015
Interest rate swaps	367	6	2015-2021
Total derivative liabilities	$3,865	$20

Schedule of Derivative Instruments Subject to Master Netting Arrangement
The following tables present the derivatives subject to a master netting arrangement, including the cash pledged as collateral:

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amount	Gross Amounts Netted in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
September 30, 2016
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances (1)	$3	$3	$—	$—	$—
Liabilities
Interest rate swaps on FHLB advances (1)	$55	$3	$52	$—	$34

Derivatives not designated as hedging instruments:
Assets
U.S. Treasury, swap and euro dollar futures	$1	$—	$1	$—	$—
Mortgage backed securities forwards	2	—	2	—	—
Interest rate swaps and swaptions (1)	53	—	53	—	24
Total derivative assets	$56	$—	$56	$—	$24

Liabilities
U.S. Treasury, swap and euro dollar futures	$—	$—	$—	$—	$2
Mortgage backed securities forwards	24	—	24	—	41
Interest rate swaps and swaptions (1)	17	—	17	—	7
Total derivative liabilities	$41	$—	$41	$—	$50

December 31, 2015
Derivatives designated as hedging instruments:
Liabilities
Interest rate swaps on FHLB advances	$4	$—	$4	$—	$19

Derivatives not designated as hedging instruments:
Assets
Mortgage backed securities forwards	$7	$—	$7	$—	$4
Interest rate swaps and swaptions (1)	25	—	25	—	10
Total derivative assets	$32	$—	$32	$—	$14

Liabilities
U.S. Treasury, swap and euro dollar futures	$1	$—	$1	$—	$2
Mortgage backed securities forwards	6	—	6	—	8
Interest rate swaps and swaptions (1)	7	—	7	—	12
Total derivative liabilities	$14	$—	$14	$—	$22

(1)
Additional funds are pledged to a central counterparty clearing house in the amount of $56 million as of September 30, 2016 and $7 million as of December 31, 2015 to maintain initial margin requirements. This collateral is in addition to the amount required to be maintained for potential market changes shown in the cash collateral column above.

The following tables present the derivatives subject to a master netting arrangement, including the cash pledged as collateral.

	December 31, 2015
				Gross Amounts Not Offset in the Statement of Financial Position
Economic Undesignated Hedges	Gross Amount	Gross Amounts Offset in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
December 31, 2015
Derivatives designated as hedging instruments:
Liabilities
Interest Rate Swaps on FHLB advances	$4	$—	$4	$—	$19

Derivatives not designated as hedging instruments:
Assets
Mortgage backed securities forwards	$7	$—	$7	$—	$4
Interest rate swaps and swaptions	25	—	25	—	10
Total derivative assets	$32	$—	$32	$—	$14
Liabilities
U.S. Treasury and euro dollar futures	$1	$—	$1	$—	$2
Mortgage backed securities forwards	6	—	6	—	8
Interest rate swaps and swaptions	7	—	7	—	12
Total derivative liabilities	$14	$—	$14	$—	$22

	December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
Economic Undesignated Hedges	Gross Amount	Gross Amounts Offset in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
Assets
U.S. Treasury swap and euro dollar futures	$18	$1	$17	$—	$10
Mortgage backed securities forwards	26	—	26	—	24
Interest rate swaps	8	—	8	—	2
Total derivative assets	$52	$1	$51	$—	$36
Liabilities
Interest rate swaps	$6	$—	$6	$—	$—